Discontinued Operation (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operation [Abstract]
Disclosure of net (loss) earnings from discontinued operations
The net loss from discontinued operations from the Kumtor Mine, which include the results of operating activities while it was under the Company’s control up to May 15, 2021, for the years ended December 31, 2022 and 2021 are as follows:

	Years ended December 31,
	2022	2021
Revenue	$—	$264,159
Cost of sales
Production costs	—	72,613
Depreciation	—	57,912
Earnings from mine operations	—	133,634
Revenue-based taxes	—	36,984
Exploration and development costs	—	8,826
Other operating expenses	—	3,380
Loss on the change of control of the Kumtor Mine	—	926,350
Loss from operations	—	(841,906)
Other non-operating income	—	(13,290)
Finance costs	—	101
Net loss before income tax	$—	$(828,717)
Net loss from discontinued operations	$—	$(828,717)